SEGMENT REPORTING (Details) $ in Millions	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2021 USD ($) segment	Sep. 30, 2021 segment	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Disclosure of operating segments [abstract]
Number of operating segment | segment	2	1
Disclosure of operating segments [line items]
Net premiums			$ 7,206	$ 430	$ 325
Net investment income			60	84	57
Total revenues			7,344	514	382
Proportionate share of equity accounted investment adjusted earnings			8	0	0
Interest expense			(9)	0	0
Corporate expenses			(8)
Current tax expense			(2)	(1)	0
Net hedging expenses			(59)	0	0
Other activities			9
Net loss for the year			(44)	1	6
Equity accounted investments	$ 344		344	0
Total liabilities	10,058		10,058	1,357
Common equity	1,435		1,435	83	66	$ 52
Non-current assets	1,126		1,126	2	0
Ceded premiums			1	1	179
United States of America
Disclosure of operating segments [line items]
Non-current assets	1,121		1,121	0	0
Canada
Disclosure of operating segments [line items]
Non-current assets	3		3	2	0
Cayman Islands
Disclosure of operating segments [line items]
Non-current assets	1		1	0	0
Bermuda
Disclosure of operating segments [line items]
Non-current assets	1		1	0	0
Reinsurance
Disclosure of operating segments [line items]
Net premiums			6,190	0	0
Net investment income			2
Other net investment income, including funds withheld			125	0	0
Total revenues			6,317	0	0
Proportionate share of equity accounted investment adjusted earnings			8
Benefits paid on insurance contracts, net			(220)	0	0
Changes in insurance reserves, net			(6,060)	0	0
Other reinsurance expenses			(19)	0
Operating expenses excluding transactions costs			(6)	0	0
Interest expense			(7)
Segment DOE			13
Assets, excluding equity accounted investments	7,577		7,577	0	0
Equity accounted investments	344		344	0	0
Total liabilities	6,803		6,803	0	0
Common equity	1,118		$ 1,118	0	0
Reinsurance | United States of America | United States ceding Company One
Disclosure of operating segments [line items]
Premium revenues percentage			63.00%
Reinsurance | United States of America | United States Ceding Company Two
Disclosure of operating segments [line items]
Premium revenues percentage			22.00%
Pension Risk Transfer
Disclosure of operating segments [line items]
Net premiums			$ 1,016	430	325
Net investment income			55	30	20
Other net investment income, including funds withheld			(56)	54	37
Total revenues			1,015	514	382
Proportionate share of equity accounted investment adjusted earnings			0
Benefits paid on insurance contracts, net			(72)	(39)	(25)
Changes in insurance reserves, net			(920)	(468)	(345)
Other reinsurance expenses			0	0
Operating expenses excluding transactions costs			(12)	(6)	(6)
Interest expense			0
Segment DOE			11
Assets, excluding equity accounted investments	2,473		2,473	1,440	927
Equity accounted investments	0		0	0	0
Total liabilities	2,269		2,269	1,357	861
Common equity	204		204	83	66
Ceded premiums			1	1	179
Other
Disclosure of operating segments [line items]
Assets, excluding equity accounted investments	1,099		1,099	0	0
Equity accounted investments	0		0	0	0
Total liabilities	986		986	0	0
Common equity	113		113	0	0
Total
Disclosure of operating segments [line items]
Net premiums			7,206	430	325
Net investment income			57	30	20
Other net investment income, including funds withheld			69	54	37
Total revenues			7,332	514	382
Proportionate share of equity accounted investment adjusted earnings			8
Benefits paid on insurance contracts, net			(292)	(39)	(25)
Changes in insurance reserves, net			(6,980)	(468)	(345)
Other reinsurance expenses			(19)	0
Operating expenses excluding transactions costs			(18)	(6)	(6)
Interest expense			(7)
Segment DOE			24	1	6
Current tax expense			(2)
Transaction costs			(8)
Net hedging expenses			(59)
Net loss for the year				1	6
Assets, excluding equity accounted investments	11,149		11,149	1,440	927
Equity accounted investments	344		344	0	0
Total liabilities	10,058		10,058	1,357	861
Common equity	$ 1,435		$ 1,435	$ 83	$ 66